Intangible Liabilities- Charter Agreements	6 Months Ended
Jun. 30, 2022
Intangible Liabilities- Charter Agreements
Intangible Liabilities- Charter Agreements

4. Intangible Liabilities- Charter Agreements

Intangible Liabilities- Charter Agreements as of June 30, 2022 and December 31, 2021 consisted of the following:

	June 30, 2022	December 31, 2021
Opening balance	$55,376	$4,462
Additions	—	96,344
Amortization	(23,420)	(45,430)
Total	$31,956	$55,376

Intangible liabilities are related to (i) acquisition of the Seven, the Twelve and the Four Vessels, and (ii) management’s estimate of the fair value of below-market charters on August 14, 2008, the date of the Marathon Merger (see note 1). These intangible liabilities are being amortized over the remaining life of the relevant lease terms and the amortization income is included under the caption “Amortization of intangible liabilities-charter agreements” in the interim unaudited condensed Consolidated Statements of Income.

4.	Intangible Liabilities- Charter Agreements (continued)

Amortization income of intangible liabilities-charter agreements for each of the six months ended June 30, 2022 and 2021 was $23,420 and $2,461, including related party amortization of intangible liabilities-charter agreements of $5,385 and $1,004 for each of the six months ended June 30, 2022 and 2021, respectively.

The aggregate amortization of the intangible liabilities in each of the 12-month periods up to June 30, 2026 is estimated to be as follows:

Amount
June 30, 2023	$23,120
June 30, 2024	6,179
June 30, 2025	2,383
June 30, 2026	274
$31,956

The weighted average useful lives are 1.45 years for the remaining intangible liabilities-charter agreements terms.